Related party transactions - Financing Received From and Provided to Related Parties (Details) $ in Thousands				12 Months Ended
		Nov. 02, 2020 CNY (¥)	Sep. 25, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)		Dec. 31, 2019 CNY (¥)		Dec. 31, 2018 CNY (¥)
Financing (received from)/provided to related parties:
Financing proceeds received on behalf of the Parent				$ (41,909)	¥ (273,457,000)	[1]			¥ (32,496,000)	[1]
Financing proceeds paid back to the Parent				41,909	273,457,000	[1]	¥ 32,496,000	[1]
Funds provided by the Parent				(220,564)	(1,439,183,000)	[2]	(644,913,000)	[2]	(1,098,000)	[2]
Funds paid back to the Parent				$ 193,717	1,264,004,000	[2]	0	[2]	0	[2]
Investment prepayment made on behalf of the Parent	[3]						21,006,000
Payments made on behalf of the Parent's non-PRC operations	[4]				61,110,000		45,664,000
Others					298,000
Total					¥ (113,771,000)		¥ (545,747,000)		¥ (33,594,000)
Investor | Series D1 Preferred Shares | Relx Inc (Parent)
Financing (received from)/provided to related parties:
Number of series preferred shares obtained | shares			692,911
Investor | Series D2 Preferred Shares | Relx Inc (Parent)
Financing (received from)/provided to related parties:
Number of series preferred shares obtained | shares			554,329
September 2020 Loan
Financing (received from)/provided to related parties:
Financing proceeds received on behalf of the Parent			¥ (273,457)
Financing proceeds paid back to the Parent		¥ 273,457,000

[1]	For PS Angel issued together with the First Reorganization and some of the Parent PS issued subsequently, the Group collected proceeds in RMB on behalf of the Parent. The Group had an obligation to pay such proceeds to the Parent once the investors obtained the required foreign exchange approval. These balances were presented as current liabilities as of December 31, 2018 and were paid to the Parent in 2019. In connection with the Series D Financing on September 25, 2020, the Group, through Beijing Wuxin, and a preferred shareholder of the Parent entered into convertible loan agreements with one investor to obtain interest free convertible loans, in the aggregate principal amount of RMB273,457 (the ‘‘September 2020 Loan’’). The Group accordingly received the principal of September 2020 Loan on behalf of the Parent on September 25, 2020. The September 2020 Loan, which was denominated in RMB, should be repaid to such investor once the investor obtains the required foreign exchange approval. The investor should, in turn, use the proceeds to pay the US$ equivalent of RMB273,457 to the preferred shareholder of the Parent and the Parent, to obtain 692,911 shares of Series D-1 preferred shares and 554,329 shares of Series D-2 preferred shares of the Parent, respectively. The September 2020 Loan should be repaid by the Group to such investor if such approval cannot be obtained in a specified timeframe. The Group received the RMB273,457 proceeds for the September 2020 Loan and were accounted for as increase to amounts due to related parties. The September 2020 Loan of RMB273,457 was repaid by the Group to such investor on November 2, 2020.
[2]	After the First Reorganization, as the Parent raised US$ proceeds from its equity financing, the Parent provided funding to the Group to support the Group’s business. These fund advances were accounted for as increase to amounts due to related parties. During the period from January 2, 2018 (date of inception) to December 31, 2018 and the years ended December 31, 2019 and 2020, the Group received funds of RMB1,098, RMB644,913 and RMB1,439,183 from the Parent and paid back nil, nil and RMB1,264,004, respectively.
[3]	The Group made investment prepayment to an investee on behalf of the Parent, as the investee was setting up its overseas holding structure to enable the Parent to hold the investee’s overseas shares. This prepayment was accounted for as an increase to amount due from the related parties as of December 31, 2019. The prepayment was received by the Group in March 2021.
[4]	Commencing in 2019, the Group made payments made on behalf of the Parent’s nonPRC operations, consisting mainly of material costs, employee expenses and freight expenses. Such payments were accounted for as increase to amounts due from related parties, based on actual amounts incurred.